UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2023

Item 1. Reports to Stockholders.

(a)

Invest selectively

VILLX & VLEQX

Semi-Annual Report – February 28, 2023

Villere Funds

Table of Contents

A Message to Our Shareholders	2
Sector Allocations	8
Schedules of Investments	10
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Expense Examples	34
Additional Information	36
Privacy Notice	Inside Back Cover

Villere Funds

February 28, 2023

To Our Fellow Shareholders:

In spite of how it may feel, the 6-month period ended February 28, 2023 was actually strong for stocks, although bonds were unable to contend with the Federal Reserve (“Fed”) continuing to hike rates to counteract inflation. The Russia/Ukraine war, COVID-19, etc. are still real, but investors have grown comfortable that the economy is back on solid ground.

Small- and mid-cap stocks, like the ones typically held in the Villere Balanced Fund and Villere Equity Fund (together the “Funds”), managed to return to positive territory, with the Lipper Mid-Cap Growth Index growing 2.35% during the 6-month period. As discussed below, both of our mutual funds managed to exceed that figure.

Villere Balanced Fund – Results

The Villere Balanced Fund (“Balanced Fund”) grew 4.31% during the 6-month period ended February 28, 2023. In comparison, the Balanced Fund’s benchmark – the Lipper Balanced Funds Index – grew by 1.39%. The Balanced Fund’s emphasis on small- and mid-cap stocks helped the Balanced Fund’s performance relative to its peers, which tend to hold large-cap stocks.

					Since
Average Annual Total Returns					Inception
for Periods Ending 2/28/23	6 Mos.*	1 Year	5 Years	10 Years	9/30/99
Balanced Fund	4.31%	-11.45%	2.40%	4.03%	6.67%
S&P 500® Index	1.26%	-7.69%	9.82%	12.25%	6.95%
Lipper Balanced Funds Index	1.39%	-7.50%	5.12%	6.55%	5.46%
Bloomberg Intermediate
Government/Credit
Bond Index	-1.14%	-6.22%	1.01%	1.11%	3.65%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Balanced Fund may be lower or higher than the performance quoted. Current performance data for the most recent month end may be obtained by visiting www.villere.com. As of the most recent prospectus, the gross expense ratio for the Balanced Fund was 1.02%. See the Financial Highlights in this report for the most current expense ratios.

Villere Funds

Villere Equity Fund – Results

The Villere Equity Fund (“Equity Fund”) grew by 5.51% during the 6-month period ended February 28, 2023. In comparison, the Equity Fund’s benchmarks – the Lipper Mid-Cap Growth Funds Index and the S&P 500® Total Return Index – grew by 2.35% and 1.26%, respectively, during the period. The Equity Fund tends to be more diversified than the benchmarks in size (market capitalization) of its holdings.

				Since
Average Annual Total Returns				Inception
for Periods Ending 2/28/23	6 Mos.*	1 Year	5 Year	5/31/13
Equity Fund	5.51%	-13.85%	2.18%	2.82%
Lipper Mid-Cap Growth Funds Index	2.35%	-12.63%	7.55%	9.86%
S&P 500® Total Return Index	1.26%	-7.69%	9.82%	11.68%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Equity Fund may be lower or higher than the performance quoted. Current performance data for the most recent month end may be obtained by visiting www.villere.com. As of the most recent prospectus, the gross expense ratio for the Villere Equity Fund was 1.24%. See the Financial Highlights in this report for the most current expense ratios. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days.

Asset Allocation

The asset allocation in the Balanced Fund was 77.5% in stocks, 17.6% in bonds, and 4.8% in cash at the end of February. With the overall rise in interest rates, we are finally starting to see some compelling opportunities in fixed income that may extend beyond the risk-mitigation role that fixed income has been relegated to in recent years. The asset allocation in the Equity Fund was 97.3% in stocks, 2.7% in cash.

Inside the Portfolios – Equities

While equity portfolio concentration remains central to our investment approach, we have enhanced our strategy during the past six months. Specifically, we have added select smaller positions in certain less aggressive, more conservative stocks. We have managed conservative portfolios for

Villere Funds

separate account clients for years and made the decision that adding some of this exposure to the mutual funds would potentially make these portfolios more efficient.

Active management, individual company research, and stock selection continue to be central to our process and strategy. Top contributors to performance for both Funds during the 6-month period ended February 28, 2023 included Freeport-McMoRan Inc. (“Freeport”), Paya Holdings Inc. (“Paya”), Stryker Corporation (“Stryker”), and IDEXX Laboratories Inc. (“IDEXX”).

Freeport is one of the world’s largest producers of copper. Based in Phoenix, Arizona, with mining operations around the world. Freeport’s shares grew 47.1% during the 6-month period as China’s emergence from COVID-19 lockdowns boosted expectations for copper demand. We believe electric vehicles will see significant growth for a long time, and they use more than twice as much copper as internal combustion engine vehicles. Also, to grow out the infrastructure for the charging network, more copper is needed. We think copper is going to be a strong commodity going forward and Freeport is well positioned to take advantage.

On January 9th, payment solution provider, Paya agreed to be acquired by Canadian fintech company Nuvei Corporation (“Nuvei”) in an all-cash transaction for $1.3 billion, or $9.75 per share. That price represents a 25% premium to the prior closing price, and, for our Funds’ shareholders, a 57.6% return during the six-month period. The buyout closed at the end of February.

IDEXX provides diagnostic equipment and related services to veterinary offices worldwide. We believe that pet health care is an attractive area for investment, as people are hesitant to restrict spending on pets in difficult economic environments, but are apt to boost spending in periods of economic strength. According to a recent study, 95% of pet owners agree or strongly agree that “My pet is a part of my family”, suggesting that veterinary expenses are unlikely to be curtailed. Shares of IDEXX rose 35.2% during the six-month period.

Stryker is a medical device company that we have long admired, and finally had an opportunity to buy at a discount during the market pullback from COVID-19, when non-essential surgeries effectively ground to a halt. Since then, sales have grown sharply. Shares of Stryker rose 28.0% during the six-month period.

Villere Funds

The three stocks that most detracted from performance were Palomar Holdings, Inc. (“Palomar”), Ebix Inc. (“Ebix”), and Open Lending Corp. (“Open Lending”).

Palomar is a specialty property insurer that focuses on using technology to price risk for underserved markets. Palomar suffered $12.5 million in catastrophe losses related to Hurricane Ian, which was not as bad as was feared. However, concerns regarding a spike in reinsurance rates weighed on the stock and shares of Palomar fell 26.8% during the six-month period.

Indian fintech business Ebix traded down 31.4% during the six-month period as investors grew impatient for the planned IPO of the Ebix Cash business. On the positive side, in late February Ebix was able to extend its credit facility by 90 days, suggesting confidence that a liquidity announcement of some sort may be forthcoming.

Open Lending helps automotive lenders offer loans to traditionally underserved borrowers with near-prime credit ratings. Open Lending’s primary offering pairs loan default insurance with its proprietary analytics to allow the lenders to give these car buyers more attractive rates. The company itself is not a lender, and does not provide the insurance coverage, but serves as an intermediary. While automotive sales picked up during the period, the rise in interest rates had a negative impact on Open Lending, as shares fell 25.1%.

Strategy & Outlook

As discussed earlier, we believe the introduction of small positions in larger, more dividend-focused stocks will have a positive overall impact on the equity portfolios. This should generally reduce portfolio risk, without sacrificing the growth opportunities of many of the companies in the portfolio.

We expect the Fed to raise rates a few times to slow inflation, but do not expect the rapid, sharp rate increases to continue.

We believe that we are in a stock picker’s market. Rather than simply investing in the “market” via passive ETFs, it is important to carefully select individual stocks and avoid following the herd. We focus on the fundamentals of each business, companies with strong balance sheets and solid management teams that are positioned for growth. While we can, and do, purchase shares in larger companies when attractive opportunities arise, we continue to focus on high-quality small- and medium-sized companies with growing profits, reasonable valuations, and strong outlooks.

Villere Funds

Thank you for your continued support and confidence in the Villere Funds.

Sincerely,

St. Denis J. Villere II	George V. Young

St. Denis J. Villere III	Lamar G. Villere, CFA

Footnotes:

The opinions expressed above are those of Villere & Co. and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedules of Investments in the report for more complete information regarding Fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their situation. Neither the Funds nor any of its representatives may give legal or tax advice.

The Lipper Balanced Funds Index is an equally weighted performance index of the largest qualifying funds in the Lipper category. The Lipper Mid-Cap Growth Funds Index invests at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor. These indices are unmanaged and returns include reinvested dividends. The S&P 500® Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The Bloomberg Intermediate Government/Credit Bond Index measures the performance of the U.S. dollar-denominated U.S. Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year or less than 10 years.

It is not possible to invest directly in an index.

Mutual fund investing involves risk; loss of principal is possible. Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility. The Balanced Fund will invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities. The Equity Fund may invest in foreign securities. Foreign investments involve additional risks, including currency

Villere Funds

fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

Past performance is not indicative of future results.

While the Funds are no-load, advisory & other expenses still apply. Please refer to the Prospectus for more information.

Must be preceded or accompanied by a current prospectus.

The Funds are distributed by Quasar Distributors, LLC.

Villere Funds

SECTOR ALLOCATIONS at February 28, 2023 (Unaudited)

Balanced Fund

Sector	Percent of Net Assets

Private Funds[1]	24.6%
General Manufacturing	19.2%
Finance	15.7%
Health Care Equipment Manufacturing	10.5%
Computer & Electronic Products	7.1%
Mining	6.1%
Transportation & Warehousing	5.0%
Money Market Funds	4.7%
Professional, Scientific & Technical Services	4.6%
Insurance	4.5%
Beverage Manufacturing	3.6%
Electric Power Generation, Transmission & Distribution	2.5%
Merchant Wholesalers	2.4%
Home Health Care Services	2.3%
Amusement & Recreation	2.2%
Utilities	2.1%
Hardware Manufacturing	1.3%
Wholesale Trade	1.3%
Gasoline Stations	1.2%
Other Telecommunications	1.2%
Internet Retail	0.9%
Paper Manufacturing	0.6%
Machinery Manufacturing	0.6%
Services to Buildings & Dwellings	0.4%
Liabilities in Excess of Other Assets	(24.6)%
Total	100.0%

1 Investments purchased with cash proceeds from securities lending.

Villere Funds

SECTOR ALLOCATIONS at February 28, 2023 (Unaudited)

Equity Fund

Sector	Percent of Net Assets

Private Funds[1]	33.3%
Finance	15.6%
Health Care Equipment Manufacturing	15.4%
General Manufacturing	13.8%
Computer & Electronic Products	9.0%
Mining	7.3%
Insurance	5.8%
Transportation & Warehousing	5.3%
Home Health Care Services	3.4%
Beverage Manufacturing	3.4%
Merchant Wholesalers	3.3%
General Manufacturing	3.2%
Professional, Scientific & Technical Services	3.1%
Broadcasting	3.0%
Amusement & Recreation	2.9%
Money Market Funds	2.5%
Health & Personal Care Stores	1.1%
Gasoline Stations	1.0%
Other Telecommunications	1.0%
Liabilities in Excess of Other Assets	(33.4)%
Total	100.0%

1 Investments purchased with cash proceeds from securities lending.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 74.6%

Ambulatory Health Care Services: 2.3%
104,155	Option Care
	Health, Inc. [1]	$3,194,434

Amusement, Gambling &
Recreation Industries: 2.2%
61,649	Caesars
	Entertainment,
	Inc. [1]	3,129,303

Beverage & Tobacco
Product Manufacturing: 3.6%
34,695	Monster
	Beverage Corp. [1]	3,530,563
9,000	PepsiCo, Inc.	1,561,770
		5,092,333
Chemical Manufacturing: 5.3%
24,070	Colgate-
	Palmolive Co.	1,764,331
18,295	International
	Flavors &
	Fragrances, Inc.	1,705,094
55,338	Ligand
	Pharmaceuticals,
	Inc. [1]	3,992,084
		7,461,509
Computer & Electronic
Product Manufacturing: 10.3%
8,450	IDEXX
	Laboratories,
	Inc. [1]	3,998,878
43,710	ON
	Semiconductor
	Corp. [1,2]	3,383,591
16,365	Roper
	Technologies,
	Inc.	7,040,223
		14,422,692
Credit Intermediation: 14.2%
48,230	Euronet
	Worldwide,
	Inc. [1,2]	5,249,835
67,237	First Hawaiian,
	Inc. [2]	1,838,932
466,413	Kearny Financial
	Corp. [2]	4,682,786
278,282	Open Lending
	Corp. – Class A [1]	1,970,237
27,585	Visa, Inc. –
	Class A [2]	6,067,045
		19,808,835
Gasoline Stations: 1.2%
10,610	Chevron Corp.	1,705,770

Health Care Equipment
Manufacturing: 10.5%
34,025	STERIS PLC	6,397,721
13,450	Stryker Corp.	3,535,736
19,885	Teleflex, Inc. [2]	4,737,203
		14,670,660
Insurance Carriers &
Related Activities: 4.0%
92,739	Palomar
	Holdings, Inc. [1]	5,564,340

Merchant Wholesalers: 2.4%
151,606	On Holding AG –
	Class A [1]	3,315,623

Mining: 6.1%
206,925	Freeport-
	McMoRan, Inc.	8,477,717

Professional, Scientific &
Technical Services: 2.7%
148,779	Ebix, Inc. [2]	2,585,779
271,160	OmniAb, Inc. [2]	1,130,737
20,985	OmniAb, Inc.	—
20,985	OmniAb, Inc.	—
		3,716,516
Publishing Industries: 1.2%
656,150	Porch Group,
	Inc. [1,2]	1,640,375

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Shares	Value
Sporting & Recreation
Goods: 3.6%
14,312	Pool Corp. [2]	$5,107,380

Telecommunications: 1.2%
43,435	Verizon
Communications,
Inc.	1,685,713

Truck Transportation: 3.8%
29,510	J.B. Hunt
Transport
Services, Inc. [2]	5,335,113
TOTAL COMMON STOCKS
(Cost $99,642,176)	104,328,313

CONVERTIBLE PREFERRED
STOCKS: 1.3%

Credit Intermediation: 1.3%
1,500	Bank of America Corp., 7.250%
1,790,760
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $1,883,932)	1,790,760

PREFERRED STOCKS: 2.0%

Diversified Financials: 2.0%
B Riley
Financial, Inc., 6.750% [2]
47,800	1,157,238
72,000	6.500%	1,584,720
2,741,958
TOTAL PREFERRED
STOCKS
(Cost $2,995,000)	2,741,958

Principal
Amount
CORPORATE BONDS: 17.4%

Administrative &
Support Services: 0.4%
Scotts Miracle-
Gro Co.,
4.500%, 10/15/2029 [2]
$700,000	607,327

Chemical Manufacturing: 1.6%
HB Fuller Co.,
4.000%, 2/15/27
2,418,000	2,189,526
Kimberly-Clark
Corp.,
3.200%, 4/25/29
100,000	91,090
2,280,616
Computer & Electronic
Product Manufacturing: 0.6%
Alphabet, Inc.,
0.800%, 8/15/27
1,000,000	853,313

Credit Intermediation: 0.2%
Visa, Inc.,
0.750%, 8/15/27
321,000	272,669

Fabricated Metal Product
Manufacturing: 1.9%
Emerson
Electric Co.,
0.875%, 10/15/26
950,000	821,730
Stanley Black &
Decker, Inc.,
2.300%, 2/24/25
2,000,000	1,886,886
2,708,616
Insurance Carriers &
Related Activities: 0.5%
Reinsurance Group
of America, Inc.,
3.900%, 5/15/29
800,000	733,319

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Principal
Amount	Value
Machinery Manufacturing: 0.6%
Brunswick Corp.,
4.400%, 9/15/32 [2]
$960,000	$816,429

Merchant Wholesalers &
Durable Goods: 1.3%
Avnet, Inc.,
3.000%, 5/15/31
1,000,000	791,704
Hubbell, Inc.,
3.500%, 2/15/28
1,045,000	968,407
1,760,111
Nonstore Retailers: 0.9%
Amazon.com, Inc.,
1.650%, 5/12/28
1,500,000	1,288,281

Paper Manufacturing: 0.6%
Sonoco
Products Co.,
2.250%, 2/1/27
950,000	852,466

Primary Metal
Manufacturing: 0.3%
Reliance Steel &
Aluminum Co.,
1.300%, 8/15/25
490,000	442,786

Rail Transportation: 1.2%
Union Pacific Corp.,
2.800%, 2/14/32
2,000,000	1,687,451

Transportation Equipment
Manufacturing: 2.7%
Honda Motor
Co. Ltd.,
2.534%, 3/10/27 [2]
1,200,000	1,101,822
Toyota Motor Corp.,
1.339%, 3/25/26
2,900,000	2,603,243
3,705,065
Utilities: 4.6%
Duke Energy Corp.,
0.900%, 9/15/25
1,000,000	894,776
NextEra Energy
Capital Holdings,
Inc.,
2.940%, 3/21/24
2,000,000	1,948,405
Pacific Gas &
Electric Co.,
4.200%, 3/1/29
600,000	539,745
Public Service
Enterprise
Group, Inc.,
5.850%, 11/15/27
1,500,000	1,535,067
The Southern Co.,
5.113%, 8/1/27
1,500,000	1,482,551
6,400,544
TOTAL CORPORATE
BONDS
(Cost $26,967,694)	24,408,993

Shares
SHORT-TERM
INVESTMENTS: 4.7%

Money Market Funds: 4.7%
6,631,513	Invesco
Government &
Agency Portfolio –
Institutional Class, 4.510% [3]
6,631,513
TOTAL SHORT-TERM
INVESTMENTS
(Cost $6,631,513)	6,631,513

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Shares	Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 24.6%

Private Funds: 24.6%
34,486,211	Mount Vernon
Liquid Assets
Portfolio, 4.750% [3]
$34,486,211
TOTAL INVESTMENTS
PURCHASED WITH
CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $34,486,211)	34,486,211
TOTAL INVESTMENTS
IN SECURITIES: 124.6%
(Cost $172,606,526)	174,387,748
Liabilities in Excess
of Other Assets: (24.6)%	(34,468,539)
TOTAL NET
ASSETS: 100.0%	$139,919,209

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of February 28, 2023. Total value of securities out on loan is $33,514,203 or 24.0% of net assets.
[3]	Annualized seven-day effective yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 96.5%

Ambulatory Health
Care Services: 3.4%
45,055	Option Care
	Health, Inc. [1]	$1,381,837

Amusement, Gambling &
Recreation Industries: 2.9%
22,925	Caesars
	Entertainment,
	Inc. [1]	1,163,673

Beverage & Tobacco
Product Manufacturing: 3.4%
9,020	Monster
	Beverage Corp. [1]	917,875
2,475	PepsiCo, Inc.	429,487
		1,347,362
Broadcasting: 3.0%
55,805	Paramount Global –
	Class B [2]	1,195,343

Chemical Manufacturing: 5.6%
5,485	Colgate-
	Palmolive Co.	402,051
4,255	International
	Flavors &
	Fragrances, Inc.	396,566
20,320	Ligand
	Pharmaceuticals,
	Inc. [1]	1,465,885
		2,264,502
Computer & Electronic
Product Manufacturing: 13.4%
3,475	IDEXX
	Laboratories,
	Inc. [1]	1,644,509
17,965	ON Semiconductor
	Corp. [1,2]	1,390,671
5,470	Roper
	Technologies,
	Inc.	2,353,194
		5,388,374
Credit Intermediation: 14.5%
18,650	Euronet
	Worldwide,
	Inc. [1,2]	2,030,052
16,105	First
	Hawaiian, Inc. [2]	440,472
128,190	Kearny Financial
	Corp.	1,287,028
9,435	Visa, Inc. –
	Class A [2]	2,075,134
		5,832,686
Gasoline Stations: 1.0%
2,555	Chevron Corp.	410,767

Health & Personal
Care Stores: 1.1%
5,255	CVS Health Corp.	439,003

Health Care Equipment
Manufacturing: 15.4%
10,490	STERIS PLC [2]	1,972,435
9,715	Stryker Corp.	2,553,879
7,060	Teleflex, Inc. [2]	1,681,904
		6,208,218
Insurance Carriers &
Related Activities: 5.8%
38,950	Palomar
	Holdings, Inc. [1]	2,337,000

Merchant Wholesalers: 3.3%
60,925	On Holding AG –
	Class A [1]	1,332,430

Mining: 7.3%
72,030	Freeport-
	McMoRan, Inc.	2,951,069

Professional, Scientific &
Technical Services: 3.1%
48,090	Ebix, Inc. [2]	835,804
99,569	OmniAb, Inc. [2]	415,203
7,706	OmniAb, Inc.	—
7,706	OmniAb, Inc.	—
		1,251,007

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Shares		Value
Publishing Industries: 1.4%
227,825	Porch Group,
	Inc. [1,2]	$569,562

Sporting & Recreation
Goods: 4.4%
4,900	Pool Corp. [2]	1,748,614

Telecommunications: 1.0%
10,155	Verizon
	Communications,
	Inc.	394,115

Transportation Equipment
Manufacturing: 1.2%
1,000	Lockheed Martin
	Corp. [2]	474,260

Truck Transportation: 5.3%
11,845	J.B. Hunt
	Transport
	Services, Inc. [2]	2,141,457
TOTAL COMMON STOCKS
(Cost $34,519,985)		38,831,279

CONVERTIBLE PREFERRED
STOCKS: 1.1%

Credit Intermediation: 1.1%
360	Bank of America Corp., 7.250%
		429,782
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $452,143)		429,782

SHORT-TERM INVESTMENTS: 2.5%

Money Market Funds: 2.5%
1,024,214	Invesco
	Government &
	Agency Portfolio –
	Institutional Class, 4.510% [3]
		1,024,214
TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,024,214)		1,024,214

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 33.3%

Private Funds: 33.3%
13,417,426	Mount Vernon
	Liquid Assets
	Portfolio, 4.750% [3]
		13,417,426
TOTAL INVESTMENTS
PURCHASED WITH CASH
PROCEEDS FROM
SECURITIES LENDING
(Cost $13,417,426)		13,417,426
TOTAL INVESTMENTS
IN SECURITIES: 133.4%
(Cost $49,413,768)		53,702,701
Liabilities in Excess
of Other Assets: (33.4)%		(13,442,695)
TOTAL NET
ASSETS: 100.0%		$40,260,006

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of February 28, 2023. Total value of securities out on loan is $13,000,115 or 32.3% of net assets.
[3]	Annualized seven-day effective yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at February 28, 2023 (Unaudited)

	Balanced Fund	Equity Fund
ASSETS
Investments in unaffiliated securities, at value[1]
(Cost $172,606,526 and $49,413,768, respectively)	$174,387,748	$53,702,701
Receivables:
Fund shares sold	1,802	99
Dividends and interest	257,383	24,435
Securities lending income, net	3,760	1,327
Prepaid expenses	11,063	6,572
Total assets	174,661,756	53,735,134

LIABILITIES
Payables:
Collateral received for securities loaned	34,486,211	13,417,426
Fund shares redeemed	110,834	—
Investment advisory fees, net	80,362	23,004
Fund administration fees	24,086	7,376
Audit fees	11,718	11,718
Transfer agent fees	11,291	3,820
Fund accounting fees	5,704	5,135
Chief Compliance Officer fees	2,022	2,021
Trustee fees	1,882	1,424
Custody fees	1,424	828
Other accrued expenses	7,013	2,376
Total liabilities	34,742,547	13,475,128
NET ASSETS	$139,919,209	$40,260,006

COMPONENTS OF NET ASSETS
Paid-in capital	$138,482,381	$37,552,988
Total distributable (accumulated) earnings (losses)	1,436,828	2,707,018
Net assets	$139,919,209	$40,260,006
[1] Includes loaned securities with a market value of	$33,514,203	$13,000,115

Net Assets	$139,919,209	$40,260,006
Shares (unlimited number of shares
authorized without par value)	7,315,027	3,601,728
Net assets value, offering, and redemption price per share	$19.13	$11.18

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2023 (Unaudited)

	Balanced Fund	Equity Fund
INVESTMENT INCOME
Dividends	$591,179	$192,985
Interest	554,400	34,143
Income from securities lending, net	29,167	9,466
Total investment income	1,174,746	236,594

EXPENSES
Investment advisory fees	515,556	143,804
Fund administration fees	59,963	22,488
Sub-transfer agent fees	34,507	3,361
Fund accounting fees	17,639	16,126
Miscellaneous expense	14,394	5,346
Transfer agent fees	11,164	9,746
Audit fees	11,718	11,718
Registration fees	10,843	10,423
Trustee fees	10,658	9,325
Reports to shareholders	6,909	2,166
Chief Compliance Officer fees	6,188	6,188
Custody fees	3,477	2,567
Legal fees	4,742	4,742
Insurance expense	2,931	2,679
Total expenses	710,689	250,679
Less: Fees Waived	(30,154)	(11,006)
Net expenses	680,535	239,673
Net investment income (loss)	494,211	(3,079)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	360,007	(1,489,818)
Change in net unrealized appreciation/depreciation
on investments	4,878,428	3,647,344
Net realized and unrealized gain (loss) on investments	5,238,435	2,157,526
Net increase (decrease) in net assets
resulting from operations	$5,732,646	$2,154,447

The accompanying notes are an integral part of these financial statements.

Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$494,211	$811,293
Net realized gain (loss) on investments	360,007	4,918,088
Change in net unrealized appreciation/depreciation
on investments	4,878,428	(42,853,346)
Net increase (decrease) in net assets
resulting from operations	5,732,646	(37,123,965)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,429,248)	(20,329,351)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares[1]	(2,762,414)	(4,110,265)
Total increase (decrease) in net assets	(2,459,016)	(61,563,581)

NET ASSETS
Beginning of period/year	$142,378,225	$203,941,806
End of period/year	$139,919,209	$142,378,225

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2023		Year Ended
	(Unaudited)		August 31, 2022
	Shares	Value	Shares	Value
Shares sold	61,096	$1,163,627	160,731	$3,606,160
Shares issued in
reinvestment of
distributions	289,867	5,272,690	872,745	19,846,231
Shares redeemed	(491,171)	(9,198,731)	(1,209,377)	(27,562,656)
Net increase (decrease)	(140,208)	$(2,762,414)	(175,901)	$(4,110,265)

The accompanying notes are an integral part of these financial statements.

Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(3,079)	$(137,497)
Net realized gain (loss) on investments	(1,489,818)	1,053,970
Change in net unrealized appreciation/depreciation
on investments	3,647,344	(13,797,153)
Net increase (decrease) in net assets
resulting from operations	2,154,447	(12,880,680)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,053,970)	(3,916,798)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares[1]	334,291	2,696,546
Total increase (decrease) in net assets	1,434,768	(14,100,932)

NET ASSETS
Beginning of period/year	$38,825,238	$52,926,170
End of period/year	$40,260,006	$38,825,238

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2023		Year Ended
	(Unaudited)		August 31, 2022
	Shares	Value	Shares	Value
Shares sold	77,628	$845,446	175,707	$2,418,613
Shares issued in
reinvestment of
distributions	101,173	1,047,143	287,549	3,890,542
Shares redeemed[2]	(140,406)	(1,558,298)	(275,521)	(3,612,609)
Net increase (decrease)	38,395	$334,291	187,735	$2,696,546

[2]	Net of redemption fees of $201 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2023	Year Ended August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value,
beginning of period/year	$19.10	$26.72	$22.60	$22.08	$25.22	$21.40

INCOME FROM INVESTMENT OPERATIONS
Net investment
income (loss)[1]	0.07	0.11	0.10	0.15	0.20	0.20
Net realized and unrealized
gain (loss) on investments	0.71	(4.95)	5.53	0.54	(1.95)	3.77
Total from
investment operations	0.78	(4.84)	5.63	0.69	(1.75)	3.97

LESS DISTRIBUTIONS
From net
investment income	(0.10)	(0.12)	(0.16)	(0.17)	(0.24)	(0.15)
From net realized gain	(0.65)	(2.66)	(1.35)	—	(1.15)	—
Total distributions	(0.75)	(2.78)	(1.51)	(0.17)	(1.39)	(0.15)
Net asset value,
end of period/year	$19.13	$19.10	$26.72	$22.60	$22.08	$25.22

Total return	4.31%[2]	(19.80)%	25.66%	3.06%	(6.20)%	18.67%

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$139.9	$142.4	$203.9	$188.2	$223.1	$299.6

Portfolio turnover rate	13%[2]	21%	28%	22%	21%	23%

RATIOS
Expenses before fees waived	1.03%[3]	1.01%	0.99%	0.98%	0.98%	0.96%
Expenses after fees waived	0.99%[3]	0.99%	—	—	—	—
Net investment income (loss)
before fees waived	0.68%[3]	0.45%	0.38%	0.69%	0.89%	0.85%
Net investment income (loss)
after fees waived	0.72%[3]	0.47%	—	—	—	—

[1]	Calculated based on average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2023	Year Ended August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value,
beginning of period/year	$10.90	$15.68	$12.28	$11.67	$12.89	$10.43

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)[1]	—	(0.04)	(0.05)	(0.03)	0.02	0.01
Net realized and unrealized
gain (loss) on investments	0.58	(3.58)	3.55	0.66	(1.21)	2.45
Total from
investment operations	0.58	(3.62)	3.50	0.63	(1.19)	2.46
Paid-in capital from
redemption fees	0.00 [2]	—	0.00 [2]	0.00 [2]	—	0.00 [2]

LESS DISTRIBUTIONS:
From net
investment income	—	—	—	(0.02)	—	—
From net realized gain	(0.30)	(1.16)	(0.10)	—	(0.03)	—
Total distributions	(0.30)	(1.16)	(0.10)	(0.02)	(0.03)	—
Net asset value,
end of period/year	$11.18	$10.90	$15.68	$12.28	$11.67	$12.89

Total return	5.51%[3]	(24.54)%	28.63%	5.41%	(9.16)%	23.59%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$40.3	$38.8	$52.9	$43.1	$39.8	$42.1

Portfolio turnover rate	16%[3]	12%	26%	35%	36%	24%

RATIOS:
Expenses before fees waived	1.31%[4]	1.23%	1.21%	1.22%	1.23%	1.22%
Expenses after fees waived	1.25%[4]	—	—	—	—	—
Net investment income (loss)
before fees waived	(0.07)%[4]	(0.29)%	(0.32)%	(0.28)%	0.19%	0.07%
Net investment income (loss)
after fees waived	(0.02)%[4]	—	—	—	—	—

[1]	Calculated based on average shares outstanding during the period.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not Annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Balanced Fund and the Equity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.

The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The investment objective of the Equity Fund is to achieve long-term growth.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Prior to the compliance date of Rule 2a-5 of the 1940 Act (“Rule 2a-5”) on September 8, 2022, the Board of Trustees (the “Board”) had delegated day-today valuation issues to a Valuation Committee of the Trust, which was comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available or the closing price did not represent fair value by following procedures approved by the Board. These procedures considered many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board. The Valuation Committee served until September 7, 2022. Effective September 8, 2022, the Board approved St. Denis J. Villere & Co., LLC (the “Advisor”), as the Fund’s valuation designee under Rule 2a-5 which shall determine fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2023. See the Schedules of Investments for industry breakouts.

Balanced Fund

	Investments
	Measured at
	Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$104,328,313	$—	$—	$104,328,313
Convertible
Preferred Stocks	—	1,790,760	—	—	1,790,760
Preferred Stocks	—	2,741,958	—	—	2,741,958
Corporate Bonds	—	—	24,408,993	—	24,408,993
Short-Term
Investments	—	6,631,513	—	—	6,631,513
Investments
Purchased
with Cash
Proceeds from
Securities
Lending[1]	34,486,211	—	—	—	34,486,211
Total
Investments
in Securities	$34,486,211	$115,492,544	$24,408,993	$—	$174,387,748

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

Equity Fund

	Investments
	Measured at
	Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$38,831,279	$—	$—	$38,831,279
Convertible
Preferred Stocks	—	429,782	—	—	429,782
Short-Term
Investments	—	1,024,214	—	—	1,024,214
Investments
Purchased
with Cash
Proceeds from
Securities
Lending[1]	13,417,426	—	—	—	13,417,426
Total
Investments
in Securities	$13,417,426	$40,285,275	$—	$—	$53,702,701

[1]	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At the most recent fiscal year ended August 31, 2022, the Funds had no capital loss carryovers available for federal income tax purposes.

As of February 28, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

all the tax returns filed for the last three years. The Funds identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of February 28, 2023, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

I.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

J.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the six months ended February 28, 2023, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) to 0.99% and 1.25% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the Adviser during the six months ended February 28, 2023, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.

As of February 28, 2023, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following table. The Adviser may recapture a portion of the unreimbursed amount no later than the date stated.

Expiration	Balanced Fund	Equity Fund
February 28, 2026	$30,154	$11,006
August 31, 2025	36,227	—

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by each Fund to Fund Services for these services for the six months ended February 28, 2023 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the six months ended February 28, 2023, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of its total asset value to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Funds’ loaned securities are collateralized by cash equivalents.  The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

As of February 28, 2023, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of	Payable on
	Securities on Loan	Collateral Received
Balanced Fund	$33,514,203	$34,486,211
Equity Fund	13,000,115	13,417,426

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of February 28, 2023. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Statements of Operations.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales/Maturities
Balanced Fund	$16,593,871	$24,856,188
Equity Fund	6,004,051	6,969,027

For the six months ended February 28, 2023, there were no purchases or sales of U.S. Government obligations in the Funds.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 28, 2023 (estimated) and the year ended August 31, 2022 for the Funds were as follows:

Balanced Fund

	February 28, 2023	August 31, 2022
Distributions paid from:
Ordinary income	$743,632	$960,031
Long-term capital gain	4,685,616	19,369,320
	$5,429,248	$20,329,351

Equity Fund

	February 28, 2023	August 31, 2022
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	1,053,970	3,916,798
	$1,053,970	$3,916,798

As of the most recent fiscal year ended August 31, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Balanced Fund

Cost of investments	$165,653,046
Gross tax unrealized appreciation	22,701,068
Gross tax unrealized depreciation	(25,798,274)
Gross tax unrealized appreciation (depreciation)	(3,097,206)
Undistributed ordinary income	455,838
Undistributed long-term capital gain	3,774,798
Total distributable earnings	4,230,636
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$1,133,430

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

Equity Fund

Cost of investments	$49,682,623
Gross tax unrealized appreciation	8,280,598
Gross tax unrealized depreciation	(7,639,009)
Gross tax unrealized appreciation (depreciation)	641,589
Undistributed ordinary income	—
Undistributed long-term capital gain	1,053,959
Total distributable earnings	1,053,959
Other distributable (accumulated) earnings (losses)	(89,007)
Total distributable (accumulated) earnings (losses)	$1,606,541

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2022, the Funds deferred, on a tax basis, qualified late year losses, consisting of the following:

	Post-October	Ordinary Late
	Losses	Year Losses
Balanced Fund	$—	$—
Equity Fund	—	89,007

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the six months ended February 28, 2023 is disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months ended February 28, 2023 was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$25,000,000	$2,500,000
Largest amount outstanding
on an individual day	—	—
Average daily loan outstanding
when in use	—	—
Credit facility outstanding as
of February 28, 2023	—	—
Average interest rate when in use	—	—

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

NOTE 8 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/22 – 2/28/23).

Actual Expenses

The Actual line of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Equity Fund. In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical line of the following tables include information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2023 (Unaudited) (Continued)

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/22	Value 2/28/23	9/1/22 – 2/28/23[1]
Actual	$1,000.00	$1,043.10	$5.02
Hypothetical (5% return
before expenses)	1,000.00	1,019.89	4.96

[1]
Expenses are equal to the Balanced Fund’s annualized expense ratio for the most recent six-month period of 0.99% (fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/22	Value 2/28/23	9/1/22 – 2/28/23[2]
Actual	$1,000.00	$1,055.10	$6.37
Hypothetical (5% return
before expenses)	1,000.00	1,018.60	6.26

[2]
Expenses are equal to the Equity Fund’s annualized expense ratio for the most recent six-month period of 1.25% (fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Villere Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 866.209.1129 or by accessing the Funds’ web site at www.villere.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.villere.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling 866.209.1129.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated summary prospectus, as well as annual and semi-annual reports for the Funds, if applicable. In an effort to decrease costs, the Funds will reduce the number of duplicate summary prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 866.209.1129 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.villere.com.

Villere Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
St. Denis J. Villere & Company, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester, LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

Villere Equity Fund
Symbol – VLEQX
CUSIP – 74316J391

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    April 26, 2023

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    April 26, 2023

* Print the name and title of each signing officer under his or her signature.